                             KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1850
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

May 15, 2003


To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2003.

Net investment income for the period was $607,209 or $.48 per share compared with $678,322 or $.54 per share last year. Most of this $71,113 change was caused by a $50,612 decline in interest income as bonds purchased in recent years continued the trend of yielding less than the matured or called bonds which they replaced. Expenses increased $20,501 as legal, accounting and directors' fees were all higher primarily due to Securities and Exchange Commission compliance issues.

The net asset value of the Fund was $27,451,124 or $21.66 per share at March 31, 2003, a decrease of $61,479 or $.05 per share from September 30, 2002. This change was the result of unrealized depreciation of investments of $282,928 due to an increase in market interest rates offset by undistributed income of $189,014 (declared as a dividend after March 31, 2003) and by realized gains of $32,435. As of March 31, 2003, the weighted average annual yield on the Fund's portfolio was 5.6% based on cost and 5.1% based on market value, and the weighted average maturity was 11.0 years.

During the period, 12 bonds were fully or partially called. The proceeds from these dispositions of $2,234,900 were reinvested in bonds maturing in sixteen to eighteen years. Portfolio turnover for the six-month period was 8.2%.

In November 2002, the Board of Directors declared quarterly dividends which total $.99 per share for the year ending September 30, 2003. The $.99 is subject to revision in September 2003 based on the actual net investment income for the year. Dividends of $.33 per share have been paid during the six months ended March 31, 2003. Dividends are paid quarterly on the first business day of November, February, May and August.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held December 12, 2002. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors, and the selection of PricewaterhouseCoopers LLP as independent auditors was ratified and confirmed.

At its March 2003 Board meeting, the Board elected Ellen T. Horing to the position of Treasurer and Thomas E. Purther to the position of Secretary.

If you have any questions concerning the Fund or the attached information, please feel free to call me.

On behalf of the Board of Directors,

/s/ Joel E. Tauber

Joel D. Tauber
President

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at fair value (cost $24,577,999)                              $ 26,821,802
Cash                                                                                          151,794
Accrued interest receivable                                                                   480,796
Other assets                                                                                      626
                                                                                         ------------

         Total assets                                                                      27,455,018
                                                                                         ------------

LIABILITIES

Accounts payable                                                                                3,894
                                                                                         ------------

         Total liabilities                                                                      3,894
                                                                                         ------------
Net assets applicable to outstanding capital shares,
equivalent to $21.66 per share based on 1,267,258
shares of capital stock outstanding                                                      $ 27,451,124
                                                                                         ============

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2003
--------------------------------------------------------------------------------


Interest income                                                                              $  668,294
Expenses
     Legal and accounting                                                        46,210
     Custodial fee                                                                7,500
     Directors' fees                                                              6,000
     Miscellaneous expense                                                        1,375
                                                                            -----------
         Total expenses                                                                          61,085
                                                                                             ----------
         Net investment income                                                                  607,209
Realized gain on investments
     Proceeds from calls and maturity                                         2,234,900
     Cost of securities called or matured                                     2,202,465
         Realized gain on investments                                                            32,435
Unrealized depreciation of investments
   Investments held, March 31, 2003
         At cost                                                             24,577,999
         At fair value                                                       26,821,802
                                                                            -----------
         Unrealized appreciation, March 31, 2003                              2,243,803
             Less unrealized appreciation, September 30, 2002                 2,526,731
                                                                            -----------
         Unrealized depreciation of investments                                                (282,928)
                                                                                             ----------
         Net loss on investments                                                               (250,493)
                                                                                             ----------
Increase in net assets resulting from operations                                             $  356,716
                                                                                             ==========










 The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2003 AND 2002
--------------------------------------------------------------------------------


                                                                                    2003                   2002
                                                                                ------------           ------------

Net assets, beginning of period                                                 $ 27,512,603           $ 26,727,160
                                                                                ------------           ------------

Changes in net assets from operations
      Net investment income                                                          607,209                678,322
      Net realized gain on investments                                                32,435                 23,011
      Changes in unrealized appreciation (depreciation) of investments              (282,928)              (439,077)
                                                                                ------------           ------------

         Net increase in net assets resulting from operations                        356,716                262,256

Changes in net assets from capital transactions
      Dividends declared from net investment income                                 (418,195)              (443,540)
                                                                                ------------           ------------

         Net increase (decrease) in net assets                                       (61,479)              (181,284)
                                                                                ------------           ------------

         Net assets, end of period                                              $ 27,451,124           $ 26,545,876
                                                                                ============           ============




The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 1.    SIGNIFICANT ACCOUNTING POLICIES

       Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

       SECURITY VALUATION
       The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer.

       FEDERAL INCOME TAXES
       It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

       OTHER
       The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

       ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2.     NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES

       Details of net assets applicable to outstanding capital shares are as follows:

              Capital stock, $.02 par value; 3,000,000 shares authorized;
              1,267,258 shares issued and outstanding at March 31, 2003                      $     25,345
              Additional paid-in capital                                                          730,733
              Retained earnings prior to July 1, 1979                                          24,093,500
              Accumulated undistributed net investment income                                     373,326
              Accumulated undistributed net realized loss from
              securities transactions                                                             (15,583)
              Net unrealized appreciation of investments, March 31, 2003                        2,243,803
                                                                                             ------------

                       Net assets, March 31, 2003                                            $ 27,451,124
                                                                                             ============


 3.    PURCHASES AND DISPOSITIONS OF SECURITIES

       The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $2,189,984 and $2,234,900, respectively.

 4.    PORTFOLIO MANAGER

       The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

 5.    RELATED PARTIES

       Legal and accounting expenses incurred include $15,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 2003
--------------------------------------------------------------------------------



                     LONG-TERM STATE AND                                        PRINCIPAL                             FAIR
                   MUNICIPAL OBLIGATIONS                                         AMOUNT             COST              VALUE

Berkley, Michigan, City School District, 5%, May 2019                           $425,000          $441,093          $443,691
Capac, Michigan, Community School District, 6.25%, July 2003                     100,000            96,920           101,253
Dearborn, Michigan, Sewage Disposal System Revenue, 5.125%,
  April 2016                                                                     110,000           101,748           114,335
Detroit, Michigan, FSA, Series A, 5%, April 2019                                 640,000           601,811           664,512
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                       520,000           516,001           579,436
Detroit, Michigan, City School District, 4.95%, May 2005                         200,000           186,398           214,146
Detroit, Michigan, City School District, 5.5%, May 2020                          385,000           398,463           419,226
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013                     20,000            21,345            20,625
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013                     80,000            85,381            82,404
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015                   500,000           484,270           533,745
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                      250,000           250,000           256,985
Detroit, Michigan, Water Supply System, Series A, 5.5%, July 2015                330,000           347,150           358,981
Dundee, Michigan, Community School District, 5.375%, May 2020                    365,000           359,525           387,342
Jackson County, Michigan, 5%, April 2006                                         300,000           277,173           304,500
Kalamazoo, Michigan, Hospital Finance Authority, 5.25%, May 2018                 270,000           262,475           286,559
Lansing, Michigan, School District, 6.8%, May 2004                               460,000           512,067           487,480
Lincoln, Michigan, Consolidated School District, 5%, May 2018                    170,000           170,000           177,444
Livonia, Michigan, Public Schools School District, 5.75%, May 2018               380,000           395,200           422,378
Macomb County, Michigan, 5%, March 2021                                          500,000           500,000           514,660
Madison, Michigan, District Public Schools, 5.125%, May 2018                     750,000           711,555           783,457
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
  6.5%, October 2010                                                             550,000           599,769           604,549
Michigan Municipal Bond Authority Revenue, Local Government
  Loan Program, 6%, December 2013                                                130,000           134,940           141,778
Michigan Municipal Bond Authority Revenue, Local Government
  Loan Program, 5.375%, November 2017                                            150,000           154,161           162,881
Michigan State Building Authority Revenue, 5.125%, October 2008                  100,000            91,772           103,780
Michigan State Building Authority Revenue, Series I, 5.2%, October 2009          500,000           524,260           519,080
Michigan State Building Revenue, Series I, 5.3%, October 2012                    500,000           418,505           519,325
Michigan State Housing Development Authority, Rental Housing
  Revenue, 5.375%, April 2004                                                     70,000            71,537            71,540
Michigan State Housing Development Authority, Rental Housing
  Revenue, 5.6%, April 2006                                                      500,000           489,640           511,000
Michigan State Trunk Line, Series A, 4.75%, November 2020                        120,000           107,835           122,218
Michigan State House of Representatives Certificates of Participation,
  5%, August 2020                                                                460,000           406,525           474,991
Novi, Michigan, Building Authority, 5.6%, October 2019                           420,000           458,161           457,477
Pinckney, Michigan, Community Schools, Livingston and Washtenaw
  Counties, 5.5%, May 2004                                                       300,000           268,500           304,029
Plymouth-Canton, Michigan, Community School District, 5.5%, May 2013             100,000           104,191           102,342
Portage, Michigan, Public Schools, 5.7%, May 2012                                230,000           227,619           234,273
Saginaw Valley State University General Revenue, Michigan, 5.25%
  July 2019                                                                      610,000           569,478           645,331
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018                   150,000           136,501           156,202
University, Michigan, University Revenue Housing, 5.125%,
  November 2015                                                                  350,000           366,573           376,194

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                        LONG-TERM STATE AND                                  PRINCIPAL                                    FAIR
                        MUNICIPAL OBLIGATIONS                                  AMOUNT                COST                 VALUE
Wayland, Michigan, Unified School District, 5.125%, May 2017                $ 1,025,000          $   976,231          $ 1,072,570
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
  December 2015                                                                 135,000              136,832              144,376
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
  December 2017                                                                 500,000              526,803              531,325
West Bloomfield, Michigan, School District, 5%, May 2006                        100,000               92,357              105,371
Wyandotte, Michigan, Downtown Development, 6.25%,
  December 2008                                                                 750,000              727,440              893,580
Wyoming, Michigan, Public Schools, 5.25%, May 2017                              675,000              713,947              712,881
Alaska State Housing Finance Corporation, 6.1%, June 2007                        85,000               85,000               87,749
Alaska State Housing Finance Corporation, 6.2%, June 2008                       165,000              165,000              170,465
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014              750,000              724,900              876,765
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008              290,000              258,381              310,309
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009              700,000              622,804              749,140
Maryland State Health and Higher Educational Facilities Authority
  Revenue Johns Hopkins Hospital Redevelopment Issue,
  6.625%, July 2008                                                             300,000              300,000              335,358
Mercer County, New Jersey, Improvement Authority Revenue,
  State Justice Complex, 6.4%, January 2018                                     500,000              463,270              607,950
Akron, New York, Central School District, 5.9%, June 2014                       100,000              108,776              111,691
Metropolitan Transportation Authority, New York, Commuter
  Facilities Revenue, 5.25%, July 2017                                          310,000              299,541              354,175
Monroe County, New York, Water Improvement, 5.5%, December 2008                 610,000              589,034              631,149
New York, New York, City Municipal Water Authority, Water and
  Sewer System Revenue, 5.625%, June 2019                                       945,000              975,732            1,032,337
New York, New York, City Municipal Water Finance Authority,
  Water and Sewer System Revenue, 5.125%, June 2022                             205,000              194,549              210,611
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
  Center, U. S. Treasury, 6.25%, July 2011                                      715,000              710,395              819,047
Puerto Rico Commonwealth Highway and Transportation Authority
  Highway Revenue, 6.25%, July 2012                                             500,000              544,085              609,350
Puerto Rico Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing Authority, 1998
  Series A, 5.375%, October 2013                                                435,000              454,144              483,872
Puerto Rico Public Finance Corporation Commonwealth
  Appropriation, 5.375%, June 2017                                              565,000              560,231              645,654
Met. Government Nashville and Davidson County, Tennessee,
  Health and Educational Facilities Board Revenue, Meharry
  Medical College-HEW, collateralized, 7.875%, December 2004                     70,000               67,255               73,957
Austin, Texas, Utility System Revenue, 6%, April 2006                           500,000              474,565              561,730
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
  February 2020                                                                 480,000              488,578              506,578
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018                 500,000              527,365              528,745
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020               730,000              763,366              780,896
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006                 200,000              178,876              214,022
                                                                            -----------          -----------          -----------

Total investments                                                           $24,835,000          $24,577,999          $26,821,802
                                                                            ===========          ===========          ===========

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             SIX MONTHS
                                                               ENDED                       YEARS ENDED SEPTEMBER 30,
                                                              3/31/03      ---------------------------------------------------
                                                            (UNAUDITED)        2002         2001          2000         1999

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $   21.71     $   21.09     $   20.45     $   20.47     $   21.46

Net investment income                                             0.48          1.06          1.09          1.13          1.13
Net realized and unrealized gain (loss) on investments           (0.20)         0.62          0.67         (0.03)        (0.98)
                                                             ---------     ---------     ---------     ---------     ---------

       Total from investment operations                           0.28          1.68          1.76          1.10          0.15
                                                             ---------     ---------     ---------     ---------     ---------

Less distributions from
    Net investment income                                        (0.33)        (1.06)        (1.12)        (1.12)        (1.14)
    Net realized gain on investments                                --            --            --            --            --
                                                             ---------     ---------     ---------     ---------     ---------

       Total distributions                                       (0.33)        (1.06)        (1.12)        (1.12)        (1.14)
                                                             ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                               $   21.66     $   21.71     $   21.09     $   20.45     $   20.47
                                                             =========     =========     =========     =========     =========
TOTAL RETURN PER SHARE NET ASSET VALUE (A)                         1.3% (c)      8.0%          8.6%          5.4%          0.7%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                          $  27,451     $  27,513     $  26,727     $  25,914     $  25,944
Ratio of net investment income to average net assets               4.9% (b)      5.0%          5.2%          5.5%          5.4%
Ratio of expenses to average net assets                            0.4% (b)      0.3%          0.2%          0.2%          0.2%
Portfolio turnover rate                                            8.2% (c)     12.3%         11.4%          7.2%         21.6%




 (a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

 (b) Annualized

 (c) Not annualized




                                       8